Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Selling, General and Administrative Expenses

	Year ended December 31,
(CHF in millions)	2024	2023	2022

Distribution expenses	(288.3)	(239.5)	(151.0)
Selling expenses	(168.2)	(133.3)	(85.5)
Marketing expenses	(276.6)	(195.8)	(130.2)
Share-based compensation	(71.5)	(31.8)	(33.8)
General and administrative expenses	(389.5)	(286.6)	(199.3)
Selling, general and administrative expenses	(1,194.2)	(887.0)	(599.8)

The increase in marketing expenses is in line with the higher net sales, with additional increases primarily due to higher marketing spend on upper funnel brand building initiatives and brand partnerships. The overall increase in general and administrative expenses are in line with the higher net sales, with additional increases primarily due to higher expenses for software related projects and higher personnel related expenses. The overall increase in share-based compensation was driven by grants issued during fiscal years 2024 and 2023 as well as increased provisions for equity related social charges.